Acquisitions - Narrative (Details)								1 Months Ended												2 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Apr. 20, 2021 USD ($)	Nov. 30, 2020 USD ($) d	May 19, 2020 USD ($) LEASE	Apr. 06, 2020 USD ($)	Jan. 31, 2020 USD ($)	Sep. 04, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	May 31, 2021 shares	Apr. 30, 2021 USD ($) transaction	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) d	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Aug. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jan. 31, 2019 USD ($) Day	Apr. 30, 2020 USD ($) Day transaction	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Consideration paid							$ 19,800,000
Fair value of common stock issued or issuable																											$ 0	$ 38,167,000	$ 38,167,000	$ 192,000
Asset acquisition, earn-out payment																			$ 30,000,000.0
Asset Acquisition Consideration Transferred Contingent Consideration Earn Out Term																				4 years
Consideration transferred, liabilities incurred																											342,170,000	0	45,000,000	0
Business Combination, Goodwill																					$ 997,661,000				$ 997,661,000	$ 249,773,000	997,661,000		249,773,000	137,121,000	$ 98,645,000
Payments for asset acquisitions																				$ 35,000,000.0									46,400,000	16,200,000
Asset Acquisition Development Services Agreement Term																				2 years
Asset Acquisition, Number Of Apps | Day																				2
Asset Acquisition, Annual Earn-out Payment Period																4 years
Asset Acquisition Consideration Transferred Contingent Consideration Costs																							$ 12,400,000					26,100,000
Net income (loss)																					(51,000)		(102,917,000)				3,963,000	(230,779,000)	(179,415,000)	(105,353,000)
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps								$ 150,000.0	$ 134,000.0		$ 306,000.0									$ 35,000,000.0		$ 134,000.0
Asset acquisition consideration transferred, contingent consideration															$ 106,100					$ 45,000,000.0
Transactions | transaction																				2
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																						109,090,908
Asset Acquisition Number Of Game Developers | Day																				2
Development Services Agreement Renewal Term																				2 years
Asset Acquisition Contingent Consideration Liability															34,800,000
Asset Acquisition Contingent Consideration Settlement Cash Payment															3,400,000
Asset Acquisition Contingent Consideration Settlement Fair Value Of Common Stock Issued															106,100,000
Business Acquisition Consideration Transferred Contingent Consideration Earn Out Payment							79,200,000
Asset Acquisition Consideration Transferred Convertible Security Fair Value														$ 45,000,000.0
Gain Loss On Settlement Of Asset Acquisition Related Contingent Consideration															74,700,000
Purchase consideration at stated value	$ 980,000,000.0
Acquisition Of Certain Mobile Game Apps [Member]
Asset acquisition, earn-out payment											$ 50,000,000.0
Asset Acquisition Consideration Transferred Contingent Consideration Earn Out Term											4 years
Asset Acquisition, Consideration Transferred, Transaction Cost									4,000,000.0		$ 6,000,000.0
Payments for asset acquisitions									$ 130,000,000.0		$ 300,000,000.0
Asset Acquisition Acquired Asset Amortization Period									9 years		8 years
Asset Acquisition Development Services Agreement Term									4 years		4 years
Asset Acquisition Consideration Transferred Contingent Consideration Costs																					9,900,000						97,500,000
Transactions | transaction											2
A2020 Asset Acquisition [Member]
Asset Acquisition Consideration Transferred Contingent Consideration Costs																					700,000						68,600,000
A2020 Mobile App Acquisition [Member]
Payments for asset acquisitions													$ 60,000,000.0
A2019 Asset Acquisition [Member]
Payments for asset acquisitions												$ 90,000,000.0
Mobile App One [Member]
Asset Acquisition Acquired Asset Amortization Period																				3 years
Mobile App Two [Member]
Asset Acquisition Acquired Asset Amortization Period																				5 years
Two Thousand and Ninteen Acquisition Related Contingent Consideration Settlement [Member]
Asset Acquisition Contingent Consideration Settlement Cash Payment															3,400,000
Asset Acquisition Contingent Consideration Settlement Fair Value Of Common Stock Issued															106,100,000
Two Thousand and Ninteen Acquisition Related Contingent Consideration Settlement [Member] | Previously Reported [Member]
Asset Acquisition Contingent Consideration Settlement Fair Value Of Common Stock Issued															48,400,000
Gain Loss On Settlement Of Asset Acquisition Related Contingent Consideration															$ 17,000,000.0
Fair Value Adjustment To Amortization Expense [Member]
Net income (loss)																					0		(5,934,000)				(7,325,000)	(42,058,000)	23,600,000	62,000,000.0
Fair Value Adjustment To Revenue [Member]
Net income (loss)																					682,000		22,542,000				1,219,000	31,584,000	61,900,000	61,900,000
Acquisition-related Costs [Member]
Net income (loss)																					0		0				14,115,000	(2,617,000)	8,700,000
Interest Expense Adjustment Related To New And Pre Existing Debt [Member]
Net income (loss)																					0		(2,652,000)				(2,640,000)	97,107,000	106,000,000.0	147,900,000
Other Income Liability Classified Awards Adjustment [Member]
Net income (loss)																					0		0				0	(1,730,000)	1,700,000	9,000,000.0
Adjustment To Income Taxes [Member]
Net income (loss)																					(156,000)		$ (3,201,000)				(1,232,000)	$ (18,877,000)	34,700,000	$ 3,300,000
Geewa A.S [Member]
Total consideration					$ 25,629,000
Consideration paid					23,500,000
Consideration indemnity holdback					2,100,000
Business combination acquisition related costs					300,000
Business Combination, Goodwill					9,805,000
Business Combination Consideration Transferred Purchase Consideration Holdback					2,100,000
Business Combination, Consideration Transferred					$ 25,629,000
Geewa A.S [Member] | Developed Technology Rights [Member]
Weighted average, useful life, intangible assets					2 years
Redemption Games, Inc [Member]
Total consideration				$ 53,700,000
Business acquisition, percentage of voting interests acquired				95.50%
Total purchase consideration				$ 56,232,000
Business Combination, Goodwill				20,198,000
Business Acquisition, Transaction Costs				600,000
Business combination, ownership interest		98.2												98.2
Fair value of minority shares				2,556,000
Business Combination, Consideration Transferred				$ 53,700,000
Redemption Games, Inc [Member] | Convertible Securities Convertible Into Class A Common Stock [Member]
Business combination, exchange of minority shares		2.7												2.7
Redemption Games, Inc [Member] | Common Class A [Member]
Fair value of common stock issued or issuable		$ 4,500,000
Fair value of minority shares		1,500,000												$ 1,500,000
Redemption Games, Inc [Member] | Minority Shares [Member]
Fair value of minority shares		$ 1,500,000												1,500,000
Machine Zone, Inc [Member]
Total consideration			$ 328,555,000
Consideration paid			287,100,000
Fair value of common stock issued or issuable			38,200,000
Business Combination, pro forma information, revenue of acquiree actual																								$ 64,200,000		113,800,000
Business combination, pro forma information, earnings or loss of acquiree , actual																								$ 66,200,000		$ 89,700,000
Business Combination, Goodwill			82,353,000
Business Acquisition, Transaction Costs			2,800,000
Business combination, settlement of receivables			3,300,000
Business Combination, Consideration Transferred			$ 328,555,000
Machine Zone, Inc [Member] | IP License [Member]
Weighted average, useful life, intangible assets			2 years
Business combination, remaining future fixed payments			$ 37,100,000
Zenlife asset acquisition [Member]
Payments for asset acquisitions																$ 160,000,000.0
Asset Acquisition Acquired Asset Amortization Period																5 years
Asset Acquisition Development Services Agreement Term																4 years
Asset Acquisition, Annual Earn-out Payment Period																4 years
Asset Acquisition, Annual Earn-out Payment Period																$ 13,300,000
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps																173,300,000
Asset acquisition recognized identifiable assets acquired and liabilities assumed deferred tax liability																13,300,000
Asset Acquisition, Consideration Transferred																$ 173,300,000
Athena asset acquisition [Member]
Payments for asset acquisitions														$ 110,000,000.0
Asset Acquisition Acquired Asset Amortization Period														6 years
Asset Acquisition, Annual Earn-out Payment Period														4 years
Asset acquisition deferred cash consideration														$ 20,000,000.0
Number of trading days for determining the share price of class A common stock														20 days
Multiplier to weighted average trading price | d		0.8												0.8
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps		$ 170,700,000												$ 170,700,000
Asset acquisition recognized identifiable Assets acquired And liabilities asssumed trade name		4,000,000.0												4,000,000.0
Asset acquisition recognized identifiable assets acquired and liabilities assumed deferred tax liability		$ 700,000												700,000
Asset Acquisition Consideration Transferred Deferred Cash Consideration Fair Value														19,000,000.0
Athena asset acquisition [Member] | Convertible Security [Member]
Asset acquisition consideration transferred convertible security principal amount														40,000,000.0
Asset Acquisition Consideration Transferred Convertible Security Principal Amount														$ 40,000,000.0
Adjust Gmbh [Member]
Total consideration	967,817,000
Consideration paid	578,000,000.0
Business Combination, pro forma information, revenue of acquiree actual																									49,400,000
Business combination, pro forma information, earnings or loss of acquiree , actual																									$ 29,600,000
Consideration transferred, liabilities incurred	342,200,000
Business Combination, Goodwill	776,147,000
Business Acquisition, Transaction Costs	3,100,000
Business Combination Consideration Transferred Liabilities Incurred Cash Hold back	47,600,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount	692,500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares										6,320,688
Business Combination, Consideration Transferred	967,817,000
Adjust Gmbh [Member] | Carrying Reported Amount Fair Value Disclosure
Business Combination Purchase Consideration Convertible Securities At Stated Value	352,000,000.0
Cash hold back, stated value	$ 50,000,000.0
Adjust Gmbh [Member] | Developed Technology Rights [Member]
Weighted average, useful life, intangible assets	6 years
Acquisition Of Certain Mobile Game Apps [Member]
Payments for asset acquisitions																					$ 28,800,000						$ 36,800,000
Asset Acquisition Acquired Asset Amortization Period								6 years
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps								$ 150,000,000.0
MAX Advertising Systems, Inc. [Member]
Consideration paid						$ 31,900,000
Fair value of common stock issued or issuable						$ 735,000
Asset Acquisition, Consideration Transferred, Transaction Cost																															600,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares						438,240
Business Acquisition, Share Price | $ / shares						$ 1.68
Total purchase consideration						$ 32,635,000
Business Combination, Goodwill						$ 30,038,000
MAX Advertising Systems, Inc. [Member] | Developed Technology Rights [Member]
Weighted average, useful life, intangible assets						3 years
PeopleFun, Inc. [Member]
Consideration paid							$ 21,507,000																						$ 19,800,000
Asset Acquisition Consideration Transferred Contingent Consideration Earn Out Term							5 years
Business Combination,net working capital adjustment							$ 1,700,000
Asset Acquisition, Consideration Transferred, Transaction Cost							500,000
Total purchase consideration							73,936,000
Business Combination, Goodwill							61,790,000
Fair value of contingent consideration							$ 52,429,000
Cash payment for settlement of contingent consideration																															$ 41,600,000
Equity interests issued for settlement of contingent consideration number of shares issued | shares																														114,372	114,372
PeopleFun, Inc. [Member] | Common Class A [Member]
Fair Value Of Equity Interests Issued For Settlement of Contingent Consideration																															$ 200,000
Cash payment for settlement of contingent consideration																														$ 41,400,000
PeopleFun, Inc. [Member] | Common Class A [Member] | Restricted Stock [Member]
Gain on extinguishment of contingent consideration																															$ 10,800,000
Business acquisition issuance of stock based compensation | shares																															3,120,738
Business Combination 2019 [Member]
Total consideration																														54,600,000
Consideration paid																														51,600,000
Business Combination, Goodwill																														38,500,000
Business Combination, intangible assets																														$ 15,200,000
Weighted average, useful life, intangible assets																														3 years 6 months
Business Combination Deferred Cash Consideration Payable																														$ 3,000,000.0
Business Combination, deferred consideration payment term																													12 months
Business Combination, other tangible net assets																														900,000
Business Combination, Consideration Transferred																														54,600,000
Recoded Asset Acquisition 2019 [Member]
Deferred Cash Consideration																			90,000,000.0
Asset acquisition, earn-out payment																			10,000,000.0
Payments for asset acquisitions																			$ 150,000,000.0
Asset Acquisition Acquired Asset Amortization Period																			5 years
Minimum notice period for termination of agreement																			30 days
Asset Acquisition, Number Of Apps | Day																			2
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps																			$ 240,000,000.0
Recoded Asset Acquisition 2019 [Member] | Mile Stone One [Member]
Asset acquisition, earn-out payment																			$ 60,000,000.0
Asset Acquisition Consideration Transferred Contingent Consideration Earn Out Term																			36 months
Asset Acquisition Service Agreement Term																			3 years
Recoded Asset Acquisition 2019 [Member] | Mile Stone Two [Member]
Asset acquisition development agreement term																			6 years
Samfinaco Games Asset Acquisition [Member]
Deferred Cash Consideration																	$ 22,500,000
Asset Acquisition Consideration Transferred Contingent Consideration Costs																													$ 15,300,000	$ 4,100,000
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps																	167,100,000
Asset acquisition recognized identifiable assets acquired and liabilities assumed deferred tax liability																	$ 17,100,000
Deferred cash consideration payment period																	15 months
Asset acquisition recognized identifiable assets acquired and liabilities																	$ 4,100,000
Samfinaco Games Asset Acquisition [Member] | Developed Technology Rights [Member]
Payments for asset acquisitions																	$ 131,600,000
Other Asset Acquisitions 2019 [Member]
Deferred Cash Consideration																		$ 10,500,000
Payments for asset acquisitions																		$ 59,400,000
Deferred cash consideration payment period																		15 months
Other Asset Acquisitions 2019 [Member] | User Base [Member]
Asset Acquisition Acquired Asset Amortization Period																		7 years
Asset acquisition recognized identifiable assets acquired and liabilities assumed user base																		$ 68,300,000
Other Asset Acquisitions 2019 [Member] | Developed Technology Rights [Member]
Asset Acquisition Acquired Asset Amortization Period																		2 years
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps																		$ 1,300,000
Other Asset Acquisitions 2019 [Member] | Other Assets [Member]
Asset Acquisition, Consideration Transferred, Transaction Cost																		$ 300,000
Exit Of Machine Zone Real Estate Leases [Member]
Increase (decrease) in operating lease, right-of-use asset			57,600,000
Increase (decrease) in operating lease, liability			63,100,000
Leasehold improvements, write off			15,000,000.0
Adjustments to additional paid in capital, warrants issued			$ 400,000
Business combination separately recognized transaction number of leases exited | LEASE			1
2020 Other Asset Acquisations [Member]
Payments for asset acquisitions																				$ 35,000,000.0
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps																				$ 35,000,000.0
2020 Other Asset Acquisations [Member] | Maximum [Member]
Asset Acquisition Acquired Asset Amortization Period																				5 years
2020 Other Asset Acquisations [Member] | Minimum [Member]
Asset Acquisition Acquired Asset Amortization Period																				3 years
2020 Other First Asset Acquisations [Member]
Asset Acquisition, Annual Earn-out Payment Period																				2 years
Asset Acquisition Consideration Transferred Contingent Consideration Costs																													500,000
Development Services Agreement Renewal Term																				2 years
2020 Other Second Asset Acquisations [Member]
Asset Acquisition Consideration Transferred Contingent Consideration Earn Out Term																				4 years
Asset Acquisition Consideration Transferred Contingent Consideration Costs																													$ 6,000,000.0
Asset acquisition consideration transferred, contingent consideration																				$ 45,000,000.0